Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 6 - RELATED PARTY TRANSACTIONS During the quarter ended March 31, 2016 the Company did not complete any related party transactions, except for those disclosed in NOTE 5.

NOTE 7 - RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, the Company incurred $20,255 for advisory services and SEC filing services, that were paid to Tech Associates, Inc., a company controlled by Richard Chiang, a director of the Company. The Company also compensated Tech Associates, Inc. with 30,000 shares of common stock during the year ended December 31, 2014. Tech Associates, Inc. incurred $2,833 for advisory services in the fiscal year ended December 31, 2013.